Stockholders' Equity - Common Stock Shares (Details)	3 Months Ended	6 Months Ended
	Dec. 31, 2020 $ / shares shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2021 shares	Jan. 08, 2021 $ / shares
Class of Stock [Line Items]
Common shares, shares outstanding (in shares)	10,062,500
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	400,000,000	400,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001
Common shares, votes per share	1
Common shares, shares issued (in shares)	0	5,013,105
Common shares, shares outstanding (in shares)	0	5,013,105
Class A common stock subject to possible redemption, issued (in shares)		35,236,895
Class A common stock subject to possible redemption, outstanding (in shares)	0	35,236,895
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%	20.00%
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	0	35,236,895
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	40,000,000	40,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common shares, votes per share		1
Conversion ratio	1	1
Common shares, shares issued (in shares)	10,062,500	10,062,500
Common shares, shares outstanding (in shares)	10,062,500	10,062,500	10,062,500
Class B Common Stock | Over-allotment option
Class of Stock [Line Items]
Number of common stock issuable pursuant to Initial Business Combination, as a percent of outstanding shares	20.00%